Stock Options and Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options and Stock-based Compensation

11. Stock Options and Stock-based Compensation

On July 29, 2011, we adopted the 2011 Equity Incentive Plan (the “2011 Plan") under which were authorized to grant up to 4,500,000 shares of common stock. On December 31, 2015 we approved the increase in the amount of shares authorized to be issued pursuant to the plan to 20,000,000 shares (the “Amended 2011 Plan”).

In 2012 we granted stock options under the 2011 Plan to certain officers, directors, employees and consultants to purchase 3,200,000 common shares at $0.50 per common share. On December 31, 2015 we cancelled 675,000 stock options to certain employees and consultants due to the expiry or cancellation of a contract. We also cancelled 1,950,000 stock options granted to two directors and a consultant per agreement to issue new stock options.

On December 31, 2015 we granted stock options under the Amended 2011 Plan to certain officers, directors, employees and consultants to purchase 12,700,000 common shares at $0.10 per common share. A total of 10,375,000 stock options vested on December 31, 2015 and a further 2,325,000 stock options vest monthly at a rate of 138,889 shares per month for sixteen months and the remaining 102,776 shares and $6,009 vest on May 23, 2017. Of the 12,700,000 stock options granted a total of 7,500,000 were granted to three directors/officers valued at $438,474 of which $302,547 was charged to operations at December 31, 2015.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model. During the years ended December 31, 2015 and 2014, we recorded stock-based compensation of $606,556 and $166. The weighted average fair values of stock options vested during the year ended December 31, 2015 was $.06.

The weighted average assumptions used for each of the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Expected dividend yield	0%	-
Risk-free interest rate	1.71%	-
Expected volatility	103%	-
Expected option life (in years)	5	-

The following table summarizes the continuity of our stock options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2013	3,075,000	$0.50	3.34	$-

Granted	-	-	-	-
Forfeited/Cancelled	-	-	-	-
Exercised	-	-	-	-

Outstanding, December 31, 2014	3,075,000	0.50	3.34	-

Granted	12,700,000	0.10	5.00	-
Forfeited/cancelled	(2,625,000)	-	-	-
Exercised	-	-	-	-

Outstanding, December 31, 2015	13,150,000	$0.11	4.87	$-

Exercisable, December 31, 2015	10,825,000	$0.12	4.85	$-

A summary of the status of our non-vested stock options outstanding as of December 31, 2015, and changes during the years ended December 31, 2015 and 2014 is presented below:

Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2013	25,000	$0.37

Granted	-	-
Vested	(25,000)	0.37
Non-vested at December 31, 2014	-	$-

Granted	12,700,000	$.06
Vested	(10,375,000)	0.06

Non-vested at December 31, 2015	2,325,000	$0.06

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plan at December 31, 2015:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.10	12,700,000	5.00	$0.10
$0.50	450,000	1.33	$0.50

	13,150,000	4.87	$0.11
	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.10	10,375,000	5.00	$0.10
$0.50	450,000	1.33	$0.50

	10,825,000	4.85	$0.12

Stock-based compensation expense:

Stock-based compensation expense is recognized using the straight-line attribution method over the employees’ requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.

At December 31, 2015, we had unrecognized compensation expense related to unvested stock options of $135,927 to be recognized over a weighted-average period of 1.42 years.